FINANCIAL ASSETS AND LIABILITIES - Derivative financial instruments, interset rate and credit risk - Additional information (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) ITEM
Disclosure of detailed information about financial instruments [line items]
Description of how entity establishes hedge ratio and what sources of hedge ineffectiveness are	Since the underlying risk of the interest and FX rate swap is identical to the hedged risk component, the Company has established a hedge ratio of 1:1 for its hedging relationships.
Number of categories of customers in credit risk of lease receivables | ITEM	2
Variation scenario +/- 25%
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase (decrease) in associated risk variables	25.00%
Variation scenario +/- 50%
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase (decrease) in associated risk variables	50.00%
Electricity trading [member]
Disclosure of detailed information about financial instruments [line items]
Purchase commitment | R$	R$ 0